Consolidated Statements of Cash Flow (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2011
Cash Flows from Operating Activities
Net income (loss)	$ 3,839,980	$ 1,663,543	$ (19,219,382)	$ (16,048,682)	$ (35,461,774)	$ (31,621,794)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	1,287	975	3,946	3,899	19,500	20,787
Amortization of deferred financing costs	36,875	0	29,500	0	29,500	66,375
Loss on settlements, net	0	0	1,497,500	0	1,497,500	1,497,500
Loss on extinguishment of debt	(841,752)	0				(841,752)
Stock-based compensation - related party	159,147	82,564	961,691	0	961,691	1,120,838
Stock-based compensation	45,598	49,839	1,706,829	1,139,947	2,846,776	2,892,374
Warrant modification expense	0	0	(1,068,320)	0	(1,068,320)	(1,068,320)
Change in fair value of warrant derivative liabilities	6,948,644	2,772,726	(6,116,147)	(6,223,547)	(12,339,694)	(5,391,050)
Zero coupon interest accretion and amortization of debt discount on convertible notes	495,385	0	372,764	0	372,764	868,149
Inventory impairment	0	0	0	0	1,469	1,469
Mineral rights impairment expense	0	0	4,120,000	4,718,785	8,838,785	8,838,785
Changes in operating assets and liabilities:
Increase in inventory	0	0	0	0	(1,469)	(1,469)
Decrease (increase) in prepaid expenses and advances	(89,384)	36,409	14,667	(56,476)	(41,809)	(131,193)
Increase (decrease) in accounts payable	215,781	(23,782)	(397,108)	653,179	259,992	475,773
Increase in accrued expenses	349,672	216,543	29,988	977,713	1,012,538	1,362,210
Increase (decrease) in payable to related parties	(141)	139,667	100,315	10,671	110,986	110,845
Net cash used in operating activities	(1,052,692)	(606,968)	(3,594,823)	(2,377,417)	(6,145,537)	(7,198,229)
Cash Flows from Investing Activities
Acquisition of mineral rights	0	(180,000)	(6,550,000)	(1,418,785)	(7,968,785)	(7,968,785)
Acquisition of equipment	(56,845)	0	0	0	(9,500)	(66,345)
Increase in leasehold improvement	0	0	0	0	(10,000)	(10,000)
Net cash used in investing activities	(56,845)	(180,000)	(6,550,000)	(1,418,785)	(7,988,285)	(8,045,130)
Cash Flows from Financing Activities
Proceeds from notes payable	0	0	0	0	95,000	95,000
Proceeds from zero-coupon convertible debt offering	0	0	1,500,000	0	1,500,000	1,500,000
Payment of deferred financing costs	0	0	(75,000)	0	(75,000)	(75,000)
Payment of waiver fee for convertible debt	(30,000)	0				(30,000)
Proceeds from exercise of warrants	200,000	0	1,433,575	0	1,433,575	1,633,575
Proceeds from issuance of common stock, net of offering costs	7,314,069	487,998	7,935,828	4,089,320	12,132,648	19,446,717
Net cash provided by financing activities	7,484,069	487,998	10,794,403	4,089,320	15,086,223	22,475,292
Net increase (decrease) in cash	6,374,532	(298,970)	649,580	293,118	952,401	7,326,933
Cash at beginning of period	952,401	302,821	302,821	9,703	0	0
Cash at end of period	7,326,933	3,851	952,401	302,821	952,401	7,326,933
Supplemental disclosure of cash flow information:
Income taxes	0	0	0	0	0	0
Interest	0	0	0	0	0	0
Non-cash investing and financing transactions:
Common stock cancelled	0	0	0	71,052	71,052	71,052
Issuance of common stock for acquisition of mineral rights	0	3,900,000	35,775,000	3,640,000	39,415,000	39,415,000
Warrants issued for services	0	0	157,010	0	157,010	157,010
Warrants issued for offering costs	0	0	57,750	0	57,750	57,750
Debt discount due to warrant derivative liabilities issued with convertible debt	0	0	1,132,000	0	1,132,000	1,132,000
Debt discount due to beneficial conversion feature	330,019	0	368,000	0	368,000	698,019
Reclassification of warrant liability to additional paid-in-capital for warrant exercises	561,965	0	4,604,546	0	4,604,546	5,166,511
Fair value of derivative warrant instruments issued in private offerings	3,779,978	236,937	3,288,345	1,806,181	5,094,526	8,874,504
Consolidation of non-controlling interest of the Maricunga Companies	$ 0	$ 0	$ 25,496,000	$ 0	$ 25,496,000	$ 25,496,000